Cryptocurrency receivable	12 Months Ended
Dec. 31, 2024
Cryptocurrency receivable
Cryptocurrency receivable
7.	Cryptocurrency receivable

Cryptocurrency receivable consist of the following:

	As of December 31, 2024
	Quantity	Fair Value
(in thousands, except for quantity)
Bitcoins transferred to fixed term product (Note a)	100	9,553
Bitcoins prepaid for professional services	30	2,859
Bitcoin pledged for current portion of long-term loans (Note 11)	400	38,113
Cryptocurrency receivable, current		50,525

Bitcoin pledged for loan-term loans (Note 11)	200	19,057
Cryptocurrency receivable, non-current		19,057

Note a: On September 27, 2024, the Company transferred 100 Bitcoins to a crypto assets exchange institution to purchase a fixed term investment product with an annual percentage rate of return (the “APR”) of 1.5% for 30 calendar days. On December 23, 2024, the Company transferred 100 Bitcoins to a crypto assets exchange institution to purchase a fixed term investment product with a minimum annual return of 1% for one year.